Income (Loss) Before Income Taxes and Earning (Loss) in Equity Method Investment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Income (loss) before income taxes and earning (loss) in equity method investment	$ 23,303	$ 32,230	$ 23,528
Greater China
Income Taxes [Line Items]
Income (loss) before income taxes and earning (loss) in equity method investment	29,876	33,266	24,857
Countries other than the PRC
Income Taxes [Line Items]
Income (loss) before income taxes and earning (loss) in equity method investment	$ (6,573)	$ (1,036)	$ (1,329)